UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     November 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $187,459 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA100 SH Common Stock     084990175      265      200 SH       Sole                      200
ALLEGHENY TECHNOLOGIES INC COM Common Stock     01741R102     4536   142205 SH       Sole                   120205             22000
ALLSTATE CORP                  Common Stock     020002101     1426    36000 SH       Sole                                      36000
AMERISERV FINANCIAL INC        Common Stock     03074A102      297   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored ADR    035128206     5074   144778 SH       Sole                   129778             15000
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     5819   214092 SH       Sole                   171192             42900
AT&T INC                       Common Stock     00206R102     7235   191911 SH       Sole                   151761             40150
BANK OF UTICA NY NON VTG       Common Stock     065437204      335     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      292     6986 SH       Sole                     6986
BRT REALTY TRUST               Common Stock     055645303      130    20000 SH       Sole                    20000
CHEVRON CORP                   Common Stock     166764100      564     4842 SH       Sole                     4842
CISCO SYSTEMS INC              Common Stock     17275r102     6743   353125 SH       Sole                   292925             60200
CITIGROUP INC                  Common Stock     172967424     1276    39011 SH       Sole                     7111             31900
COMMERZBANK AG ADR             Sponsored ADR    202597308       88    50000 SH       Sole                    50000
DELL INC                       Common Stock     24702R101     3901   395827 SH       Sole                   314937             80890
ELI LILLY & CO                 Common Stock     532457108     7764   163769 SH       Sole                   129369             34400
ENCANA CORP                    Common Stock     292505104     4755   216925 SH       Sole                   168525             48400
EXXON MOBIL CORP               Common Stock     30231G102      352     3844 SH       Sole                     3844
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     4246   707644 SH       Sole                   575644            132000
FORD MOTOR CO                  Common Stock     345370860     6605   669908 SH       Sole                   542908            127000
GENERAL ELECTRIC CO            Common Stock     369604103     8494   374013 SH       Sole                   304413             69600
INTEL CORP                     Common Stock     458140100      253    11150 SH       Sole                    11150
INTL BUSINESS MACHINES CORP    Common Stock     459200101      304     1465 SH       Sole                     1465
ISHARES GOLD TRUST             Ishares          464285105      174    10050 SH       Sole                    10050
KROGER CO                      Common Stock     501044101     5856   248777 SH       Sole                   195577             53200
L 3 COMMUNICATIONS INC         Common Stock     502424104     6825    95173 SH       Sole                    77573             17600
LEGG MASON INC                 Common Stock     524901105     5446   220655 SH       Sole                   176665             43990
M & T BANK CORP                Common Stock     55261F104     2615    27483 SH       Sole                    27483
MICROSOFT CORP                 Common Stock     594918104      706    23723 SH       Sole                    23723
NEWMONT MINING CORP            Common Stock     651639106     6431   114813 SH       Sole                   104613             10200
NOKIA CORP SPONSORED ADR       Sponsored ADR    654902204     5068  1968217 SH       Sole                  1613217            355000
OMEROS CORPORATION             Common Stock     682143102      181    19239 SH       Sole                    19239
PAN AMERN SILVER CORP          Common Stock     697900108     4344   202615 SH       Sole                   167615             35000
PFIZER INC                     Common Stock     717081103     8630   347292 SH       Sole                   282642             64650
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     7139   264012 SH       Sole                   212912             51100
PROSHARES SHORT S&P500         Common Stock     74347R503     4319   126731 SH       Sole                   126731
REDWOOD TRUST INC              Common Stock     758075402     5229   361616 SH       Sole                   252116            109500
ROYAL DUTCH SHELL PLC ADR      Sponsored ADR    780259206     6875    99055 SH       Sole                    77275             21780
SEACO LTD ORD                  Common Stock     G79441104        1    20000 SH       Sole                    20000
SOUTHWEST AIRLINES CO          Common Stock     844741108     6175   704145 SH       Sole                   560245            143900
SPDR GOLD TR GOLD SHS          Ishares          78463V107     5351    31131 SH       Sole                    29031              2100
TECO ENERGY INC                Common Stock     872375100     6246   352082 SH       Sole                   282082             70000
TEVA PHARMACEUTICAL INDUSTRIES Sponsored ADR    881624209     7158   172845 SH       Sole                   138815             34030
TIDEWATER INC                  Common Stock     886423102      907    18689 SH       Sole                     1989             16700
TOTAL S A ADR                  Sponsored ADR    89151E109     5694   113662 SH       Sole                    88162             25500
WALGREEN CO                    Common Stock     931422109     6396   175526 SH       Sole                   138326             37200
WASHINGTON FEDERAL INC         Common Stock     938824109     7678   460873 SH       Sole                   366273             94600
                                                            187459
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